UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1.            Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund

Statement of Investments (Unaudited)

as of September 30, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.79
HOTELS, RESTAURANTS & LEISURE
1,000	MCDONALD’S CORP.	74,510
		74,510	1.79

CONSUMER STAPLES			1.57
HOUSEHOLD PRODUCTS
1,000	KIMBERLY-CLARK CORP.	65,050
		65,050	1.57

ENERGY			1.95
OIL, GAS & CONSUMABLE FUELS
1,000	CHEVRON CORP.	81,050
		81,050	1.95

INFORMATION TECHNOLOGY			1.47
SOFTWARE
2,500	MICROSOFT CORP.	61,225
		61,225	1.47

TELECOMMUNICATION SERVICES			1.72
DIVERSIFIED TELECOM. SERVICES
2,500	AT&T INC.	71,500
		71,500	1.72

UTILITIES			3.16
ELECTRIC UTILITIES
1,000	PPL CORP.	27,230
1,500	SOUTHERN CO.	55,860
		83,090	2.00

MULTI-UTILITIES
1,000	CONSOLIDATED EDISON INC.	48,220
		48,220	1.16

TOTAL COMMON STOCK (Cost: $459,607)		484,645	11.67
US GOVT SECURITIES
US GOVERNMENT AGENCY			86.35
US GOVERNMENT AGENCY
100,000	FEDERAL FARM CREDIT BANK 4.50% 10/01/19	100,000
200,000	FEDERAL HOME LN MTG CORP. 3.80% 03/09/16	202,740
100,000	FEDERAL HOME LOAN BANK 1.00% 06/30/14 STEP	100,332
100,000	FEDERAL HOME LOAN BANK 2.00% 07/17/14 STEP	102,191
100,000	FEDERAL HOME LOAN BANK 2.52% 09/02/14	100,987
300,000	FEDERAL HOME LOAN BANK 1.25% 09/29/15 STEP	301,099
150,000	FEDERAL HOME LOAN BANK 3.625% 10/14/16	150,161
270,000	FEDERAL HOME LOAN BANK 5.25% 12/05/16	284,236
100,000	FEDERAL HOME LOAN BANK 3.75% 04/26/17	100,193
100,000	FEDERAL HOME LOAN BANK 5.20% 12/21/17	101,037
425,000	FEDERAL HOME LOAN BANK 4.50% 02/15/18	431,323
100,000	FEDERAL HOME LOAN BANK 5.50% 11/08/18	100,508
100,000	FEDERAL HOME LOAN BANK 2.00% 12/28/18 STEP	101,114
100,000	FEDERAL HOME LOAN BANK 3.00% 04/22/20 STEP	100,141
290,000	FEDERAL HOME LOAN BANK 5.875% 07/14/23	300,384
100,000	FEDERAL NATL MTG ASSOC. 3.10% 10/29/15	100,192
100,000	FEDERAL NATL MTG ASSOC. 3.00% 10/27/17 STEP	100,180

600,000	FEDERAL NATL MTG ASSOC. 2.00% 10/28/19 STEP	608,319
100,000	FEDERAL NATL MTG ASSOC. 2.00% 06/16/20 STEP	100,971
100,000	FEDERAL NATL MTG ASSOC. 2.25% 03/17/25 STEP	100,405
		3,586,513	86.35

TOTAL US GOVT SECURITIES (Cost: $3,572,655)		3,586,513	86.35
PREFERRED STOCK
FINANCIALS			4.78
CAPITAL MARKETS
2,000	DEUTSCHE BANK 7.35% PFD	51,140
		51,140	1.23

COMMERCIAL BANKS
4,000	BARCLAYS BANK PLC 6.625% PFD	97,680
2,000	BARCLAYS BANK PLC 7.10% PFD	49,800
		147,480	3.55

TOTAL PREFERRED STOCK (Cost: $200,000)		198,620	4.78

TOTAL GOVERNMENT SECURITIES FUND (Cost: $4,232,262)		4,269,778	102.80

OTHER ASSETS LESS LIABILITIES		(116,097)	(2.80)

TOTAL NET ASSETS		4,153,681	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Statement of Investments (Unaudited)

as of September 30, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			7.62
DISTRIBUTORS
2,000	GENUINE PARTS CO.	89,180
		89,180	1.02

HOTELS, RESTAURANTS & LEISURE
2,500	MCDONALD’S CORP.	186,275
		186,275	2.12

LEISURE EQUIPMENT & PRODUCTS
7,000	MATTEL INC.	164,220
		164,220	1.87

SPECIALTY RETAIL
2,500	BEST BUY CO. INC.	102,075
4,000	HOME DEPOT INC.	126,720
		228,795	2.61

CONSUMER STAPLES			5.91
FOOD & STAPLES RETAILING
4,000	SYSCO CORP.	114,080
2,500	WAL-MART STORES INC.	133,800
		247,880	2.83

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	149,925
		149,925	1.71

TOBACCO
5,000	ALTRIA GROUP INC.	120,100
		120,100	1.37

ENERGY			1.43
OIL, GAS & CONSUMABLE FUELS
1,500	CONOCOPHILLIPS	86,145
500	OCCIDENTAL PETROLEUM CORP.	39,150
		125,295	1.43

FINANCIALS			0.60
DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA CORP.	52,440
		52,440	0.60

HEALTH CARE			5.88
PHARMACEUTICALS
2,500	ABBOTT LABORATORIES	130,600
4,000	JOHNSON & JOHNSON	247,840
8,000	PFIZER INC.	137,360
		515,800	5.88

INDUSTRIALS			4.38
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	87,880
		87,880	1.00

AIR FREIGHT & LOGISTICS
2,000	UNITED PARCEL SERVICE INC. B	133,380
		133,380	1.52

INDUSTRIAL CONGLOMERATES
10,000	GENERAL ELECTRIC CO.	162,500
		162,500	1.85

INFORMATION TECHNOLOGY			3.69
COMMUNICATIONS EQUIPMENT
7,500	NOKIA CORP. ADR A	75,225
		75,225	0.86

IT SERVICES
3,000	AUTOMATIC DATA PROCESSING INC.	126,090
		126,090	1.44

SOFTWARE
5,000	MICROSOFT CORP.	122,450
		122,450	1.40

MATERIALS			1.53
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	133,860
		133,860	1.53

TELECOMMUNICATION SERVICES			3.80
DIVERSIFIED TELECOM. SERVICES
5,000	AT&T INC.	143,000
1,320	FRONTIER COMMUNICATIONS CORP.	10,784
5,500	VERIZON COMMUNICATIONS INC.	179,245
		333,029	3.80

UTILITIES			3.34
ELECTRIC UTILITIES
4,000	DUKE ENERGY CORP.	70,840
		70,840	0.81

MULTI-UTILITIES
2,000	DOMINION RESOURCES INC.	87,320
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	66,160
3,000	XCEL ENERGY INC.	68,910
		222,390	2.54

TOTAL COMMON STOCK (Cost: $3,376,001)		3,347,554	38.18
CORPORATE BOND
CONSUMER DISCRETIONARY			10.55
HOTELS, RESTAURANTS & LEISURE
50,000	MARRIOTT INT’L 5.625% 02/15/13	53,391
		53,391	0.61

HOUSEHOLD DURABLES
100,000	WHIRLPOOL CORP. 6.50% 06/15/16	114,247
		114,247	1.30

LEISURE EQUIPMENT & PRODUCTS
50,000	EQUIFAX INC. 6.30% 07/01/17	56,469
		56,469	0.64

MEDIA
50,000	DIRECTV HOLDINGS 6.375% 06/15/15	51,750
		51,750	0.59

MULTILINE RETAIL
35,000	NORDSTROM INC. 6.75% 06/01/14	41,036
281,000	TARGET CORP. 8.60% 01/15/12	305,532
		346,568	3.95

SPECIALTY RETAIL
100,000	AUTOZONE INC. 5.50% 11/15/15	111,648
100,000	HOME DEPOT INC. 5.20% 03/01/11	101,877
80,000	STAPLES INC. 7.375% 10/01/12	88,857
		302,382	3.45

CONSUMER STAPLES			0.92
TOBACCO
75,000	ALTRIA GROUP INC. 4.125% 09/11/15	80,434
		80,434	0.92

ENERGY			2.98
ENERGY EQUIPMENT & SERVICES
50,000	WEATHERFORD INT’L LTD. 5.95% 06/15/12	53,612
		53,612	0.61

OIL, GAS & CONSUMABLE FUELS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	153,846
50,000	VALERO ENERGY CORP. 4.50% 02/01/15	53,443
		207,289	2.36

FINANCIALS			15.91
CAPITAL MARKETS
50,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	58,792
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	103,660
		162,452	1.85

CONSUMER FINANCE
300,000	AIG 6.00% 11/15/14	252,307
30,000	AMERICAN EXPRESS CO. 5.00% 12/02/10	30,210
200,000	AMERICAN EXPRESS CO. 7.30% 08/20/13	229,886
106,000	HSBC 11/10/13 FLOAT	105,465
		617,867	7.05

DIVERSIFIED FINANCIAL SERVICES
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	406,809
150,000	GENERAL ELECTRIC CAP 5.50% 09/30/16 STEP	151,591
		558,400	6.37

REAL ESTATE INVESTMENT TRUSTS
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	56,248
		56,248	0.64

HEALTH CARE			0.58
HEALTH CARE PROVIDERS & SERVICES
46,000	WELLPOINT INC. 5.00% 12/15/14	51,113
		51,113	0.58

INDUSTRIALS			4.30
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	54,082
		54,082	0.62

MACHINERY
115,000	JOY GLOBAL INC. 6.00% 11/15/16	125,940
90,000	TRINITY INDUSTRIES INC. 6.50% 03/15/14	92,250
		218,190	2.49

TRADING COMPANIES & DISTRIBUTORS
100,000	GATX FINANCIAL CORP. 5.50% 02/15/12	104,445
		104,445	1.19

INFORMATION TECHNOLOGY			2.91
COMPUTERS & PERIPHERALS
50,000	DELL INC. 5.65% 04/15/18	57,512
		57,512	0.66

ELECTRONIC EQUIPMENT & INSTRUMENTS
80,000	CORNING INC. 7.53% 03/01/23	92,349
50,000	INGRAM MICRO INC. 5.25% 09/01/17	51,789
		144,138	1.64

OFFICE ELECTRONICS
50,000	XEROX CORP. 5.50% 05/15/12	53,201
		53,201	0.61

MATERIALS			4.92
CHEMICALS
50,000	DOW CHEMICAL CO. 5.00% 06/15/13	50,181
50,000	DOW CHEMICAL CO. 5.90% 09/15/15	50,519
		100,700	1.15

CONTAINERS & PACKAGING
25,000	PACKAGING CORP. OF AMERICA 5.75% 08/01/13	27,033
		27,033	0.31

METALS & MINING
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	55,414
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	54,186
50,000	FREEPORT-MCMORAN C&G INC. 8.25% 04/01/15	53,500
50,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	55,813
80,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	84,923
		303,836	3.46

TELECOMMUNICATION SERVICES			6.45
DIVERSIFIED TELECOM. SERVICES
100,000	AT&T CORP. 7.30% 11/15/11	107,100
268,809	BELLSOUTH TELECOM. 6.30% 12/15/15	293,398
53,000	VERIZON 6.50% 09/15/11	55,726
100,000	VERIZON FLORIDA 6.125% 01/15/13	108,978
		565,202	6.45

UTILITIES			3.41
ELECTRIC UTILITIES
232,000	SOUTH CAROLINA ELEC 6.70% 02/01/11	236,485
		236,485	2.70

MULTI-UTILITIES
55,000	CONSUMERS ENERGY CO. 6.00% 02/15/14	62,294
		62,294	0.71

TOTAL CORPORATE BOND (Cost: $4,423,137)		4,639,339	52.90
US GOVT SECURITIES
US GOVERNMENT AGENCY			1.19
US GOVERNMENT AGENCY
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	104,166
		104,166	1.19

TOTAL US GOVT SECURITIES (Cost: $100,000)		104,166	1.19
PREFERRED STOCK
FINANCIALS			5.58

CAPITAL MARKETS
3,000	DEUTSCHE BANK 6.625% PFD	74,250
		74,250	0.85

COMMERCIAL BANKS
2,000	BARCLAYS BANK PLC 6.625% PFD	48,840
2,000	BARCLAYS BANK PLC 7.10% PFD	49,800
4,000	HSBC HOLDINGS PLC 6.20% PFD A	97,600
		196,240	2.24

DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA 7.25% PFD	50,260
2,000	BANK OF AMERICA 6.375% PFD	46,360
2,000	MERRILL LYNCH 6.45% PFD	48,040
		144,660	1.65

INSURANCE
3,000	METLIFE INC. 6.50% PFD	73,950
		73,950	0.84

UTILITIES			0.60
ELECTRIC UTILITIES
2,000	FPL GROUP CAPITAL 6.60% PFD A	52,260
		52,260	0.60

TOTAL PREFERRED STOCK (Cost: $550,000)		541,360	6.17
SHORT TERM INVESTMENTS
MONEY MARKET			0.74
64,657	UMB MONEY MARKET FIDUCIARY	64,657
		64,657	0.74

TOTAL SHORT TERM INVESTMENTS (Cost: $64,657)		64,657	0.74

TOTAL INCOME & EQUITY FUND (Cost: 8,513,795)		8,697,076	99.18

OTHER ASSETS LESS LIABILITIES		72,148	0.82

TOTAL NET ASSETS		8,769,224	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Statement of Investments (Unaudited)

as of September 30, 2010

Quantity or			% of Total
Principal	Description	Current $ Value**	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			4.20
HOTELS, RESTAURANTS & LEISURE
8,000	MCDONALD’S CORP.	596,080
		596,080	2.49

SPECIALTY RETAIL
10,000	BEST BUY CO. INC.	408,300
		408,300	1.71

CONSUMER STAPLES			12.56
BEVERAGES
10,000	COCA-COLA CO.	585,200
		585,200	2.44

FOOD & STAPLES RETAILING
18,000	CVS CAREMARK CORP.	566,460
10,000	WAL-MART STORES INC.	535,200
		1,101,660	4.60

FOOD PRODUCTS
10,000	CAMPBELL SOUP CO.	357,500
6,000	J.M. SMUCKER CO.	363,180
		720,680	3.01

HOUSEHOLD PRODUCTS
10,000	PROCTER & GAMBLE CO.	599,700
		599,700	2.51

ENERGY			8.51
ENERGY EQUIPMENT & SERVICES
15,000	HALLIBURTON CO.	496,050
10,000	NATIONAL OILWELL VARCO INC.	444,700
		940,750	3.93

OIL, GAS & CONSUMABLE FUELS
10,000	CONOCOPHILLIPS	574,300
8,750	SPECTRA ENERGY CORP.	197,313
10,000	SUNCOR ENERGY INC.	325,500
		1,097,113	4.58

FINANCIALS			7.18
CONSUMER FINANCE
12,500	AMERICAN EXPRESS CO.	525,375
		525,375	2.19

DIVERSIFIED FINANCIAL SERVICES
15,000	JPMORGAN CHASE & CO.	571,050
		571,050	2.39

INSURANCE
5	BERKSHIRE HATHAWAY INC. A *	622,500
		622,500	2.60

HEALTH CARE			10.99
HEALTH CARE EQUIPMENT & SUPPLIES

5,000	BAXTER INT’L INC.	238,550
5,000	BECTON DICKINSON & CO.	370,500
5,000	COVIDIEN PLC.	200,950
		810,000	3.38

PHARMACEUTICALS
7,000	ABBOTT LABORATORIES	365,680
12,000	JOHNSON & JOHNSON	743,520
10,000	MERCK & COMPANY INC.	368,100
20,000	PFIZER INC.	343,400
		1,820,700	7.61

INDUSTRIALS			12.75
AEROSPACE & DEFENSE
6,000	BOEING CO.	399,240
		399,240	1.67

AIR FREIGHT & LOGISTICS
9,000	UNITED PARCEL SERVICE INC. B	600,210
		600,210	2.51

INDUSTRIAL CONGLOMERATES
30,000	GENERAL ELECTRIC CO.	487,500
		487,500	2.04

MACHINERY
4,500	CATERPILLAR INC.	354,060
		354,060	1.48

ROAD & RAIL
8,000	CSX CORP.	442,560
7,000	NORFOLK SOUTHERN CORP.	416,570
		859,130	3.59

TRADING COMPANIES & DISTRIBUTORS
12,000	GATX CORP.	351,840
		351,840	1.47

INFORMATION TECHNOLOGY			10.91
COMMUNICATIONS EQUIPMENT
40,000	NOKIA CORP. ADR A	401,200
		401,200	1.68

COMPUTERS & PERIPHERALS
12,500	HEWLETT-PACKARD CO.	525,875
5,000	INT’L BUSINESS MACHINES CORP.	670,700
		1,196,575	5.00

ELECTRONIC EQUIPMENT & INSTRUMENTS
22,000	CORNING INC.	402,160
		402,160	1.68

SOFTWARE
25,000	MICROSOFT CORP.	612,250
		612,250	2.56

UTILITIES			2.43
ELECTRIC UTILITIES
20,000	DUKE ENERGY CORP.	354,200
		354,200	1.48

MULTI-UTILITIES
5,000	PG&E CORP.	227,100

		227,100	0.95
TOTAL COMMON STOCK (Cost: $15,910,622)		16,644,573	69.54
CORPORATE BOND
CONSUMER DISCRETIONARY			4.24
AUTO COMPONENTS
100,000	BORG WARNER 8.00% 10/01/19	122,566
		122,566	0.51

HOTELS, RESTAURANTS & LEISURE
100,000	MARRIOTT INT’L 5.625% 02/15/13	106,782
		106,782	0.45

HOUSEHOLD DURABLES
150,000	FORTUNE BRANDS INC. 6.375% 06/15/14	170,187
		170,187	0.71

MEDIA
126,000	TCI COMMUNICATIONS INC. 8.75% 08/01/15	158,594
		158,594	0.66

MULTILINE RETAIL
178,000	TARGET CORP. 8.60% 01/15/12	193,540
		193,540	0.81

SPECIALTY RETAIL
150,000	HOME DEPOT INC. 5.20% 03/01/11	152,815
100,000	STAPLES INC. 7.375% 10/01/12	111,071
		263,886	1.10

CONSUMER STAPLES			2.63
BEVERAGES
100,000	ANHEUSER-BUSCH COS INC. 4.95% 01/15/14	108,921
		108,921	0.46

PERSONAL PRODUCTS
150,000	ESTEE LAUDER INC. 5.55% 05/15/17	171,515
		171,515	0.72

TOBACCO
150,000	ALTRIA GROUP INC. 8.50% 11/10/13	179,617
150,000	REYNOLDS AMERICA 6.75% 06/15/17	168,708
		348,325	1.46

ENERGY			2.61
ENERGY EQUIPMENT & SERVICES
100,000	WEATHERFORD INT’L LTD. 5.95% 06/15/12	107,224
		107,224	0.45

OIL, GAS & CONSUMABLE FUELS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	517,615
		517,615	2.16

FINANCIALS			11.61
CAPITAL MARKETS
150,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	176,375
161,000	MORGAN STANLEY 07/01/14 FLOAT	161,816
		338,191	1.41

CONSUMER FINANCE
300,000	AIG 6.00% 10/15/14	244,519
450,000	AIG 6.00% 11/15/14	378,460
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	273,428

155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	155,519
		1,051,926	4.39

DIVERSIFIED FINANCIAL SERVICES
250,000	AIG 07/11/11 FLOAT	241,401
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	301,320
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	341,018
200,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	224,489
		1,108,228	4.63

REAL ESTATE INVESTMENT TRUSTS
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	112,495
150,000	SIMON PROPERTY GROUP INC. 5.25% 12/01/16	167,676
		280,171	1.17

HEALTH CARE			1.23
HEALTH CARE PROVIDERS & SERVICES
160,000	AMERISOURCEBERGEN CORP. 5.875% 09/15/15	183,443
100,000	WELLPOINT INC. 5.00% 12/15/14	111,115
		294,558	1.23

INFORMATION TECHNOLOGY			1.18
COMPUTERS & PERIPHERALS
150,000	DELL INC. 4.70% 04/15/13	163,351
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	118,931
		282,282	1.18

MATERIALS			2.30
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	115,482
		115,482	0.48

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	108,372
100,000	FREEPORT-MCMORAN C&G INC. 8.25% 04/01/15	107,000
100,000	FREEPORT-MCMORAN C&G INC. 8.375% 04/01/17	111,625
100,000	RIO TINTO ALCAN INC. 5.20% 01/15/14	109,177
		436,174	1.82

TELECOMMUNICATION SERVICES			0.68
DIVERSIFIED TELECOM. SERVICES
150,000	VERIZON FLORIDA 6.125% 01/15/13	163,466
		163,466	0.68

UTILITIES			0.15
INDEPENDENT POWER PRODUCERS & TRADERS
33,999	RELIANT ENERGY MID ATL 9.237% 07/02/17	35,359
		35,359	0.15

TOTAL CORPORATE BOND (Cost: $6,199,775)		6,374,992	26.63
PREFERRED STOCK
FINANCIALS			3.28
COMMERCIAL BANKS
5,000	BARCLAYS BANK PLC 8.125% PFD	129,650
5,000	BARCLAYS BANK PLC 7.10% PFD	124,500
5,000	HSBC HOLDING PLC 8.125% PFD	137,050
10,000	WACHOVIA 7.85% PFD	264,000
		655,200	2.74

DIVERSIFIED FINANCIAL SERVICES
5,000	BANK OF AMERICA 8.20% PFD	130,300
		130,300	0.54

TOTAL PREFERRED STOCK (Cost: $750,000)		785,500	3.28
SHORT TERM INVESTMENTS
MONEY MARKET			1.62
388,057	UMB MONEY MARKET FIDUCIARY	388,057
		388,057	1.62

TOTAL SHORT TERM INVESTMENTS (Cost: $388,057)		388,057	1.62

TOTAL BALANCED FUND (Cost: $23,248,454)		24,193,122	101.07

OTHER ASSETS LESS LIABILITIES		(257,211)	(1.07)

TOTAL NET ASSETS		23,935,911	100.00

 * Non-income producing

 ** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Growth Fund

Statement of Investments (Unaudited)

as of September 30, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			12.21
DISTRIBUTORS
1,000	GENUINE PARTS CO.	44,590
		44,590	1.43

HOTELS, RESTAURANTS & LEISURE
1,750	MCDONALD’S CORP.	130,393
		130,393	4.18
MEDIA
3,250	TIME WARNER INC.	99,613
		99,613	3.19

MULTILINE RETAIL
2,000	TARGET CORP.	106,880
		106,880	3.42

CONSUMER STAPLES			30.16
BEVERAGES
1,420	ANHEUSER-BUSCH INBEV NV	83,425
2,800	COCA-COLA CO.	163,856
		247,281	7.92

FOOD & STAPLES RETAILING
4,335	SYSCO CORP.	123,634
3,000	WAL-MART STORES INC.	160,560
		284,194	9.10

FOOD PRODUCTS
750	H.J. HEINZ CO.	35,528
2,700	KRAFT FOODS INC.	83,322
		118,850	3.81

HOUSEHOLD PRODUCTS
2,300	PROCTER & GAMBLE CO.	137,931
2,300	THE CLOROX CO.	153,548
		291,479	9.33

ENERGY			4.15
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	129,759
		129,759	4.15

FINANCIALS			11.51
DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA CORP.	26,220
620	JPMORGAN CHASE & CO.	23,603
		49,823	1.60

INSURANCE
2,000	BERKSHIRE HATHAWAY INC. B *	165,360
3,750	METLIFE INC.	144,188
		309,548	9.91

HEALTH CARE			10.62
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	66,080
		66,080	2.12
PHARMACEUTICALS
765	BRISTOL-MYERS SQUIBB CO.	20,739
1,000	ELI LILLY & CO.	36,530
2,500	JOHNSON & JOHNSON	154,900
800	MERCK & COMPANY INC.	29,448
1,400	PFIZER INC.	24,038
		265,655	8.51

INDUSTRIALS			13.90
AEROSPACE & DEFENSE
1,250	BOEING CO.	83,175
2,000	HONEYWELL INT’L INC.	87,880
		171,055	5.48

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	85,500
1,200	UNITED PARCEL SERVICE INC. B	80,028
		165,528	5.30

INDUSTRIAL CONGLOMERATES
6,000	GENERAL ELECTRIC CO.	97,500
		97,500	3.12

INFORMATION TECHNOLOGY			17.87
COMPUTERS & PERIPHERALS
550	APPLE INC. *	156,063
1,135	INT’L BUSINESS MACHINES CORP.	152,249
		308,311	9.87

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	107,688
		107,688	3.45

SOFTWARE
5,800	MICROSOFT CORP.	142,042
		142,042	4.55

TOTAL COMMON STOCK (Cost: $3,091,234)		3,136,268	100.42
SHORT TERM INVESTMENTS
MONEY MARKET			0.40
12,432	UMB MONEY MARKET FIDUCIARY	12,432
		12,432	0.40

TOTAL SHORT TERM INVESTMENTS (Cost: $12,432)		12,432	0.40

TOTAL GROWTH FUND (Cost: $3,103,666)		3,148,700	100.82

OTHER ASSETS LESS LIABILITIES		(25,539)	(0.82)

TOTAL NET ASSETS		3,123,161	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Multi-Cap Value Fund

Statement of Investments (Unaudited)

as of September 30, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			14.70
SPECIALTY RETAIL
8,300	GAMESTOP CORP. A *	163,593
13,700	PENSKE AUTOMOTIVE GROUP INC. *	180,840
		344,433	6.97

TEXTILES, APPAREL & LUXURY GOODS
13,000	K-SWISS INC. *	165,750
3,600	PHILLIPS-VAN HEUSEN CORP.	216,576
		382,326	7.74

CONSUMER STAPLES			3.23
BEVERAGES
4,500	DR PEPPER SNAPPLE GROUP INC.	159,840
		159,840	3.23

ENERGY			29.56
ENERGY EQUIPMENT & SERVICES
44,500	ION GEOPHYSICAL CORP. *	228,730
4,800	LUFKIN INDUSTRIES INC.	210,720
25,000	MITCHAM INDUSTRIES INC. *	185,000
4,600	TIDEWATER INC.	206,126
		830,576	16.81

OIL, GAS & CONSUMABLE FUELS
1,000	APACHE CORP.	97,760
8,000	ARCH COAL INC.	213,680
8,000	CHESAPEAKE ENERGY CORP.	181,200
1,700	CHEVRON CORP.	137,785
		630,425	12.76

FINANCIALS			4.09
COMMERCIAL BANKS
17,000	CATHAY GENERAL BANCORP	202,130
		202,130	4.09

INDUSTRIALS			42.11
COMMERCIAL SERVICES & SUPPLIES
5,400	COPART INC. *	178,038
		178,038	3.60
CONSTRUCTION & ENGINEERING
8,000	CHICAGO BRIDGE & IRON CO. NV *	195,600
7,000	KBR INC.	172,480
		368,080	7.45

MACHINERY
2,400	BUCYRUS INT’L INC.	166,440
5,000	GRACO INC.	158,650
2,500	JOY GLOBAL INC.	175,800
3,400	NAVISTAR INT’L CORP. *	148,376
		649,266	13.14

MARINE
14,000	DRYSHIPS INC. *	67,340
		67,340	1.36

ROAD & RAIL
5,400	GENESEE & WYOMING INC. *	234,306
4,400	KANSAS CITY SOUTHERN *	164,604
5,100	LANDSTAR SYSTEM INC.	196,962
9,600	MARTEN TRANSPORT LTD.	222,528
		818,400	16.56

MATERIALS			6.20
CHEMICALS
6,300	H.B. FULLER CO.	125,181
		125,181	2.53

METALS & MINING
12,500	COMMERCIAL METALS CO.	181,125
		181,125	3.66

TOTAL COMMON STOCK (Cost: $5,448,631)		4,937,160	99.90

TOTAL MULTI-CAP VALUE FUND (Cost: $5,448,631)		4,937,160	99.90

OTHER ASSETS LESS LIABILITIES		5,185	0.10

TOTAL NET ASSETS		4,942,345	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund

Statement of Investments (Unaudited)

as of September 30, 2010

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			10.65
AUTO COMPONENTS
275,000	AMERIGON INC. *	2,832,500
		2,832,500	2.91

SPECIALTY RETAIL
484,000	CONNS INC. *	2,250,600
538,000	SONIC AUTOMOTIVE INC. *	5,288,540
		7,539,140	7.74

CONSUMER STAPLES			5.25
FOOD PRODUCTS
400,000	DARLING INT’L INC. *	3,408,000
297,000	OMEGA PROTEIN CORP. *	1,704,780
		5,112,780	5.25

ENERGY			15.57
ENERGY EQUIPMENT & SERVICES
85,000	HORNBECK OFFSHORE SERVICES INC. *	1,656,650
340,000	MATRIX SERVICE CO. *	2,975,000
525,000	MITCHAM INDUSTRIES INC. *	3,885,000
150,000	NATURAL GAS SERVICES GROUP *	2,215,500
85,000	NORTH AMERICAN ENERGY PARTNERS INC. *	692,750
690,000	PARKER DRILLING CO. *	3,001,500
		14,426,400	14.81
OIL, GAS & CONSUMABLE FUELS
455,000	INFINITY ENERGY RESOURCES INC. *	591,500
44,275	POSTROCK ENERGY CORP. *	146,550
		738,050	0.76

FINANCIALS			17.45
COMMERCIAL BANKS
290,000	EAST WEST BANCORP INC.	4,721,200
290,000	NARA BANCORP INC. *	2,047,400
385,000	WILSHIRE BANCORP INC.	2,517,900
		9,286,500	9.53

CONSUMER FINANCE
250,500	EZCORP INC. A *	5,020,020
97,000	FIRST CASH FINANCIAL SERVICES INC. *	2,691,750
		7,711,770	7.92

HEALTH CARE			8.14
HEALTH CARE PROVIDERS & SERVICES
330,000	AMERICA SERVICE GROUP INC.	4,910,400
271,596	ROCHESTER MEDICAL CORP. *	2,963,112
197,800	UNITED AMERICAN HEALTHCARE CORP. *	59,340
		7,932,853	8.14

INDUSTRIALS			41.24
COMMERCIAL SERVICES & SUPPLIES
260,000	MOBILE MINI INC. *	3,988,400
225,000	TEAM INC. *	3,872,250

170,000	US ECOLOGY INC.	2,720,000
		10,580,650	10.86
CONSTRUCTION & ENGINEERING
560,000	FURMANITE CORP. *	2,732,800
360,000	ORION MARINE GROUP INC. *	4,467,600
		7,200,400	7.39

MARINE
100,000	KIRBY CORP. *	4,006,000
		4,006,000	4.11

ROAD & RAIL
101,600	FROZEN FOOD EXPRESS INDUSTRIES INC. *	281,432
360,000	SAIA INC. *	5,374,800
485,000	VITRAN CORPORATION INC. *	5,310,750
		10,966,982	11.26

TRADING COMPANIES & DISTRIBUTORS
174,000	DXP ENTERPRISES INC. *	3,302,520
170,000	TAL INTERNATIONAL GROUP INC.	4,117,400
		7,419,920	7.62

MATERIALS			3.12
METALS & MINING
210,000	COMMERCIAL METALS CO.	3,042,900
		3,042,900	3.12

TELECOMMUNICATION SERVICES			3.42
DIVERSIFIED TELECOM. SERVICES
470,000	PREMIERE GLOBAL SERVICES INC. *	3,327,600
		3,327,600	3.42

TOTAL COMMON STOCK (Cost: $107,273,641)		102,124,445	104.82

TOTAL SMALL CAP FUND (Cost: $107,273,641)		102,124,445	104.82

OTHER ASSETS LESS LIABILITIES		(4,699,666)	(4.82)

TOTAL NET ASSETS		97,424,779	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates market value. Premium or discount on debt securities are amortized. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure.

Various inputs are used to determine the fair value of the Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities and cash and cash equivalents as of September 30, 2010:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Growth Fund	Multi-Cap Value Fund	Small Cap Fund
Level 1 - Quoted Prices
Common Stock
Energy	$81,050	$125,295	$2,037,863	$129,759	$1,461,001	$15,164,450
Material	—	133,860	—	—	306,306	3,042,900
Industrials	—	383,760	3,051,980	434,083	2,081,124	40,173,952
Consumer Discretionary	74,510	668,470	1,004,380	381,475	726,759	10,371,640
Consumer Staples	65,050	517,905	3,007,240	941,804	159,840	5,112,780
Health Care	—	515,800	2,630,700	—	—	7,932,853
Financials	—	52,440	1,718,925	691,106	202,130	16,998,270
Information Technology	61,225	323,765	2,612,185	558,041	—	—
Telecommunication Services	71,500	333,029	—	—	—	3,327,600
Utilities	131,310	293,230	581,300	—	—	—

Preferred Stock
Financials	198,620	489,100	785,500	—	—	—
Telecommunication Services	—	—	—	—	—	—
Utilities	—	52,260	—	—	—	—
Level 1 Total	683,265	3,888,914	17,430,073	3,136,268	4,937,160	102,124,445

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	4,639,339	6,339,633	—	—	—
Asset-backed Obligations	—	—	35,359	—	—	—
U.S. Government Fixed Income Securities	3,586,513	104,166	—	—	—	—
Short Term Investments	—	—	—	—	—	—
Money Market	—	64,657	388,057	12,432	—	—

Level 2 Total	3,586,513	4,808,162	6,763,049	12,432	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$4,269,778	$8,697,076	$24,193,122	$3,148,700	$4,937,160	$102,124,445

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 Securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended September 30, 2010.

Item 2.	Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 29, 2010

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	November 29, 2010